Summary of Significant Accounting Policies - Disaggregated revenue (Details) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 0	$ 0	$ 0	$ 0
Evolv Technologies Holdings, Inc.
Disaggregation of Revenue [Line Items]
Total revenue	4,480,000	649,000		8,479,000	$ 1,289,000	$ 4,785,000	$ 5,846,000
Maintenance revenue included in subscription revenue	400,000	100,000		700,000	300,000	600,000	300,000
Evolv Technologies Holdings, Inc. | Product revenue
Disaggregation of Revenue [Line Items]
Total revenue	2,452,000	17,000		4,954,000	73,000	1,279,000	4,192,000
Evolv Technologies Holdings, Inc. | Subscription revenue
Disaggregation of Revenue [Line Items]
Total revenue	1,513,000	490,000		2,813,000	949,000	2,637,000	1,096,000
Evolv Technologies Holdings, Inc. | Service revenue
Disaggregation of Revenue [Line Items]
Total revenue	515,000	142,000		712,000	267,000	869,000	558,000
Evolv Technologies Holdings, Inc. | Service revenue
Disaggregation of Revenue [Line Items]
Total revenue	291,000			356,000	5,000
Evolv Technologies Holdings, Inc. | Maintenance revenue
Disaggregation of Revenue [Line Items]
Total revenue	$ 224,000	$ 141,000		$ 356,000	$ 262,000	$ 519,000	$ 422,000